Business and Basis of Presentation - Additional Information (Detail) (USD $)	0 Months Ended		6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	0 Months Ended				10 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended							0 Months Ended		6 Months Ended	0 Months Ended							0 Months Ended
	Sep. 24, 2013	Oct. 15, 2012 ClassOfCommonStock	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 05, 2012	Jun. 30, 2014 Interest Rate Swap [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Oct. 31, 2012 WWF Operating Company [Member]	Jul. 25, 2013 Dean Foods Net Investment [Member]	May 23, 2013 Dean Foods Net Investment [Member]	May 17, 2013 Dean Foods Net Investment [Member]	Oct. 31, 2012 Dean Foods Net Investment [Member]	Dec. 31, 2013 Dean Foods Net Investment [Member]	Dec. 31, 2011 Dean Foods Net Investment [Member]	Dec. 31, 2013 Dean Foods Net Investment [Member] Interest Rate Swap [Member]	Jun. 30, 2014 Dean Foods Net Investment [Member] Interest Rate Swap [Member]	Dec. 31, 2013 Dean Foods Net Investment [Member] Interest Rate Swap [Member]	Oct. 15, 2012 Common Stock - Class B [Member] Vote	Jun. 30, 2014 Common Stock - Class B [Member]	Dec. 31, 2013 Common Stock - Class B [Member]	Jun. 30, 2013 Common Stock - Class B [Member]	May 23, 2013 Common Stock - Class B [Member]	Dec. 31, 2012 Common Stock - Class B [Member]	Oct. 31, 2012 Common Stock - Class B [Member]	May 23, 2013 Common Stock - Class B [Member] Dean Foods Net Investment [Member]	May 21, 2013 Common Stock - Class B [Member] Dean Foods Net Investment [Member]	Jun. 30, 2014 Common Stock - Class B [Member] Dean Foods Net Investment [Member]	Oct. 31, 2012 Common Stock - Class A [Member]	Jun. 30, 2014 Common Stock - Class A [Member]	Dec. 31, 2013 Common Stock - Class A [Member]	Jun. 30, 2013 Common Stock - Class A [Member]	May 23, 2013 Common Stock - Class A [Member]	Dec. 31, 2012 Common Stock - Class A [Member]	Oct. 15, 2012 Common Stock - Class A [Member] Vote	Jul. 25, 2013 Common Stock - Class A [Member] Dean Foods Net Investment [Member]	May 23, 2013 Common Stock - Class A [Member] Dean Foods Net Investment [Member]	May 21, 2013 Common Stock - Class A [Member] Dean Foods Net Investment [Member]	Oct. 12, 2012 Revolving Credit Facility [Member]	Oct. 12, 2012 Term Loan [Member]
Business And Basis Of Presentation [Line Items]
Date of incorporation				Jul. 17, 2012
Dividend paid as issue of intercompany notes							$ 1,155,000,000
Debt instrument interest rate stated percentage							2.733%
Aggregate principal amount of senior secured credit facilities																																								850,000,000	500,000,000
Increase in number of authorized shares		2,045,000,000
Number of classes of common stock		2
Number of votes per share																				10																1
Conversion basis	one-for-one basis		One-for-one basis																	Each share of Class B common stock was convertible into one share of Class A common stock
Preferred stock, shares authorized			170,000,000	170,000,000	170,000,000
Common stock sold																														23,000,000
Common stock at a price																														$ 17.00
Common Stock Shares																										150,000,000
New Indebtedness										885,000,000
Initial net proceeds from the IPO				0	367,540,000	0				282,000,000
Interest rate swaps, notional value																	650,000,000		650,000,000
Interest rate swaps maturity date								Mar. 31, 2017	Mar. 31, 2017								Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2017
Fixed Interest Rates, Low								2.75%	2.75%								2.75%		2.75%
Fixed Interest Rates, High								3.19%	3.19%								3.19%		3.19%
Total amount of allocation														50,700,000		32,700,000
Transaction cost related to initial public offering														$ 17,500,000
Distribution date												May 23, 2013			May 23, 2013
Number of shares to be distributed as dividend																											67,914,000											47,686,000
Record date for the distribution													May 17, 2013		May 17, 2013
Number of votes per share																											one vote per share		One vote per share
Common stock, par value																					$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01				$ 0.01	$ 0.01		$ 0.01	$ 0.01			$ 0.01
Conversion of Class B common stock into Class A common stock	67,913,310																											82,086,000											82,086,000
Shares outstanding											0										0	0	67,914,000		150,000,000		0				174,112,568	173,452,896	105,106,881		23,000,000			34,400,000
Period to dispose of remaining ownership interest												3 years
Number of shares disposed of in public offering																																					34,400,000
Dean Foods' ownership interest in the Company											0.00%